Operating Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2020
Operating Lease Right -of-Use Assets [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS, NET

NOTE 7 – OPERATING LEASE RIGHT-OF-USE ASSETS, NET

Operating lease right -of-use assets, net were as follows as of June 30, 2020 and 2019:

	As of June 30, 2018	Increase /(Decrease)	Exchange Rate Translation	As of June 30, 2019
Shou Hill Valley Area	$2,267,025	$-	$(85,112)	$2,181,913
Villas	5,447,073	(2,917,611)	(375,878)	2,153,584
Hotel	-	2,307,944	(16,087)	2,291,857
Total right-of-use assets, at cost	7,714,098	(609,667)	(477,077)	6,627,354
Less: accumulated amortization	(192,852)	(233,994)	96,232	(330,614)
Right-of-use assets, net	$7,521,246	$(843,611)	$(380,845)	$6,296,740

	As of June 30, 2019	Increase /(Decrease)	Exchange Rate Translation	As of June 30, 2020
Shou Hill Valley Area	$2,181,913	$-	$(63,119)	$2,118,794
Villas	2,153,584	-	(62,300)	2,091,284
Hotel	2,291,857	-	(66,300)	2,225,557
Base Station Tower	-	248,564	(1,745)	246,819
Total right-of-use assets, at cost	6,627,354	248,564	(193,464)	6,682,454
Less: accumulated amortization	(330,614)	(519,174)	118,922	(730,866)
Right-of-use assets, net	$6,296,740	$(270,610)	$(74,542)	$5,951,588

The Group recognizes lease expense for the Shou Hill Valley Area and Villas Operating Lease Right-of-Use Assets over a 20 years period. The Group recognizes lease expense for the Hotel and Base Station Tower Operating Lease Right-of-Use Assets over a 10 years period. Lease expense for the year ended June 30, 2020 and 2019 totaled $519,174 and $256,483, respectively.

The group subleases its operating leased right-of-use hotel and made rental income of $214,319 and $183,903 for the year ended June 30, 2020 and 2019, respectively.